Weighted Average Assumptions Used to Value Stock Option Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, in years			10 years
Expected volatility			75.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	8.78%	23.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	2.50	1.00	0.60
Fair market value of the underlying stock on date of grant	2.50	0.85	0.60
Risk-free interest rate	0.92%	1.33%	2.43%
Fair value per share	1.91	0.29	0.28
Expected life, in years	4 years	1 month 13 days
Expected volatility	71.10%	63.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	5.05	3.31	1.00
Fair market value of the underlying stock on date of grant	5.05	3.31	0.41
Risk-free interest rate	2.37%	2.61%	3.52%
Fair value per share	3.29	2.28	0.35
Expected life, in years	6 years 3 months	6 years 3 months
Expected volatility	100.05%	86.10%